Significant accounting policies, and significant accounting estimates and assessments - Consolidated statement of financial position (Details) - DKK (kr)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity and liabilities
Share capital	kr 36,054,661		kr 30,786,827	[1]	kr 30,751,327	kr 26,142,365	kr 24,352,769	kr 23,193,047
Share premium	2,650,142,000		1,957,477,000	[1]	1,937,179,000
Retained losses	(1,443,524,000)		(871,983,000)	[1]	(1,453,261,000)
Equity	1,242,673,000		1,116,281,000	[1]	514,669,000
Royalty bond	0		0	[1]	132,986,000
Deferred revenue	83,639,000		0	[1]	0
Lease liabilities	78,068,000	kr 2,930,000	0	[1]	0
Non-current liabilities	161,707,000		0	[1]	132,986,000
Trade payables	57,533,000		32,652,000	[1]	29,428,000
Corporate tax payables			0		0
Royalty bond	0		0	[1]	2,748,000
Lease liabilities	7,692,000	kr 7,118,000	0	[1]	0
Deferred revenue	56,251,000		0	[1]	0
Other liabilities	73,044,000		80,864,000	[1]	41,454,000
Current liabilities	195,134,000		113,516,000	[1]	73,630,000
Total liabilities	356,841,000		113,516,000	[1]	206,616,000
Total equity and liabilities	kr 1,599,514,000		1,229,797,000	[1]	721,285,000
As originally reported
Equity and liabilities
Share capital			30,787,000		30,751,000
Share premium			1,979,493,000		1,959,199,000
Retained losses			(893,999,000)		(1,475,281,000)
Equity			1,116,281,000		514,669,000	kr 267,382,000
Royalty bond			0		132,986,000
Deferred revenue			0		0
Lease liabilities			0		0
Non-current liabilities			0		132,986,000
Trade payables			32,652,000		29,428,000
Corporate tax payables			0		0
Royalty bond			0		2,748,000
Lease liabilities			0		0
Deferred revenue			0		0
Other liabilities			80,864,000		41,454,000
Current liabilities			113,516,000		73,630,000
Total liabilities			113,516,000		206,616,000
Total equity and liabilities			1,229,797,000		721,285,000
Restatement
Equity and liabilities
Share capital			0		0
Share premium			(22,016,000)		(22,020,000)
Retained losses			22,016,000		22,020,000
Equity			0		0
Royalty bond			0		0
Deferred revenue			0		0
Lease liabilities			0		0
Non-current liabilities			0		0
Trade payables			0		0
Corporate tax payables			0		0
Royalty bond			0		0
Lease liabilities			0		0
Deferred revenue			0		0
Other liabilities			0		0
Current liabilities			0		0
Total liabilities			0		0
Total equity and liabilities			kr 0		kr 0

[1]	See note 1 to the consolidated financial statements.